EQUITY - Treasury Shares (Details) - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Treasury shares - Beginning balance		$ 432
Shares purchased		52	$ 368	$ 77
Shares transferred to Group beneficiaries		(5)	(6)	(5)
Treasury shares - Ending balance		257	432
Treasury shares
Treasury shares - Beginning balance		432	294
Shares purchased	[1]	52	368	77
Shares transferred to Group beneficiaries	[1]	(26)	(40)	(38)
Shares cancelled	[1]	(201)	(190)	(60)
Treasury shares - Ending balance		$ 257	$ 432	$ 294
Number of shares
Number of shares - Beginning balance		29.3	21.2
Shares purchased (in shares)		3.2	24.0
Shares transferred to Group beneficiaries (in shares)		(1.8)	(2.9)
Shares cancelled (in shares)		(13.5)	(13.0)
Number of shares - Ending balance		17.2	29.3	21.2
Treasury shares excluding Employees' Share Trust
Treasury shares - Beginning balance		$ 411	$ 264
Shares purchased		52	368
Shares transferred from treasury		(19)	(18)
Shares transferred to Group beneficiaries		(9)	(13)
Shares cancelled		(201)	(190)
Treasury shares - Ending balance		$ 234	$ 411	$ 264
Number of shares
Number of shares - Beginning balance		27.8	18.9
Shares purchased (in shares)		3.2	24.0
Shares transferred from treasury (in shares)		1.3	1.2
Shares transferred to Group beneficiaries (in shares)		(0.6)	(0.9)
Shares cancelled (in shares)		(13.5)	(13.0)
Number of shares - Ending balance		15.6	27.8	18.9
Employees Share Trust
Treasury shares - Beginning balance		$ 21	$ 30
Shares transferred from treasury		19	18
Shares transferred to Group beneficiaries		(17)	(27)
Treasury shares - Ending balance		$ 23	$ 21	$ 30
Number of shares
Number of shares - Beginning balance		1.5	2.3
Shares transferred from treasury (in shares)		1.3	1.2
Shares transferred to Group beneficiaries (in shares)		(1.2)	(2.0)
Number of shares - Ending balance		1.6	1.5	2.3

[1]	Refer to Note 19.2 for further information.